Note 6 - Loans, Net of Allowance for Credit Losses - Portfolio Analysis (Details) - Loans [member] - CAD ($) $ in Thousands	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Statement Line Items [Line Items]
Principal amount	$ 2,979,880	$ 2,096,308
Allowance for credit losses	(1,904)	(1,453)
Accrued interest	14,702	8,195
Total loans, net of allowance for credit losses	2,992,678	2,103,050
Point of sale loans and leases [member]
Statement Line Items [Line Items]
Principal amount	2,220,894	1,279,576
Allowance for credit losses	(54)	(45)	$ (137)
Commercial real estate mortgages [member]
Statement Line Items [Line Items]
Principal amount	710,369	757,576
Allowance for credit losses	(545)	(275)	(215)
Commercial real estate loans [member]
Statement Line Items [Line Items]
Principal amount	13,165	26,569
Allowance for credit losses	(1,287)	(1,114)	(1,366)
Public sector and other financing [member]
Statement Line Items [Line Items]
Principal amount	35,452	32,587
Allowance for credit losses	$ (18)	$ (19)	$ (57)